Stockholders’ Equity	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity

5. Ordinary shares

The authorized number of ordinary shares of the Company is 50,000,000 shares with par value of US$0.001 each. The Company issued one ordinary share as of July 31, 2024 and January 31, 2025.

Titan Pharmaceuticals Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity

7. Stockholders’ Equity

The Company had 914,234 shares of common stock outstanding as of March 31, 2025 and December 31, 2024.

Reverse Split

On January 8, 2024, pursuant to prior stockholder authorization, our Board effected a reverse split of the outstanding shares of our common stock at a ratio of one share for every twenty shares then outstanding (the “Reverse Split”). Pursuant to their respective terms, the number of shares underlying our outstanding options and warrants was reduced and their respective exercise prices increased by the Reverse Split ratio. The number of shares of common stock authorized and the par value of $0.001 per share did not change as a result of the Reverse Split. All share and per share amounts contained in this Quarterly Report on Form 10-Q give retroactive effect to the Reverse Split.

Choong Choon Hau Note Conversion

In August 2023, we received $500,000 in funding in exchange for the issuance of a convertible promissory note for that principal amount to Choong Choon Hau (the “Hau Promissory Note”). Pursuant to the Hau Promissory Note, the principal amount accrues interest at a rate of 10% per annum and is payable monthly. All principal and accrued interest was due and payable on January 8, 2024, unless extended as provided. All or part of the Hau Promissory Note could be converted into our common stock at a conversion price of $9.32 per share from time to time following the issuance date and ending on the maturity date. In March 2024, the Hau Promissory Note, along with accrued interest of approximately $4,511, was converted into 54,132 shares of our common stock.

6. Stockholders’ Equity

Common Stock

Our common stock outstanding as of December 31, 2024 and December 31, 2023 was 914,234 shares and 781,503 shares, respectively.

Reverse Split

On January 8, 2024, pursuant to prior stockholder authorization, our Board effected a reverse split of the outstanding shares of our common stock at a ratio of one share for every twenty shares then outstanding (the “Reverse Split”). Pursuant to their respective terms, the number of shares underlying our outstanding options and warrants was reduced and their respective exercise prices increased by the Reverse Split ratio. The number of shares of common stock authorized and the par value of $0.001 per share did not change as a result of the Reverse Split. All share and per share amounts contained in this Quarterly Report on Form 10-Q give retroactive effect to the Reverse Split.

Choong Choon Hau Note Conversion

In August 2023, we received $500,000 in funding in exchange for the issuance of a convertible promissory note for that principal amount to Choong Choon Hau (the “Hau Promissory Note”). Pursuant to the Hau Promissory Note, the principal amount accrues interest at a rate of 10% per annum and is payable monthly. All principal and accrued interest was due and payable on January 8, 2024, unless extended as provided. All or part of the Hau Promissory Note could be converted into our common stock at a conversion price of $9.32 per share from time to time following the issuance date and ending on the maturity date. In March 2024, the Hau Promissory Note, along with accrued interest of approximately $4,511, was converted into 54,132 shares of our common stock.

Annual Meeting of Stockholders

In June 2023, our stockholders approved an amendment to the 2015 Omnibus Equity Incentive Plan (the “2015 Plan”) to increase the number of authorized shares to 125,000 shares.

September 2023 Preferred Stock

In September 2023, we entered into a Securities Purchase Agreement (the “Sire Purchase Agreement”) with The Sire Group Ltd. (“Sire Group” or the “Investor”), pursuant to which we agreed to issue 950,000 shares of our Series AA Convertible Preferred Stock, par value $0.001 per share (the “Series AA Preferred Stock”) to the Investor at a price of $10.00 per share, for an aggregate purchase price of $9.5 million. The purchase price consisted of (i) $5.0 million in cash at closing and (ii) $4.5 million in the form of a promissory note from Sire Group which was paid off in September 2023.

Each share of TTNP Series AA Preferred Stock will be convertible, at the holder’s option at any time, into shares of our common stock at a conversion rate equal to the quotient of (i) the stated value of such share divided by (ii) the initial conversion price of $9.32, subject to specified adjustments as set forth in the Certificate of Designations, Preferences and Rights of Series AA Convertible Preferred Stock (the “Series AA Certificate of Designations”). The Series AA Preferred Stock contains limitations that prevent the Investor from acquiring the lower of either (i) the maximum percentage of common stock permissible under the rules and regulations of The Nasdaq Stock Market (“Nasdaq”) without first obtaining shareholder approval or (ii) 19.99% of our outstanding common stock.

The holder of the Series AA Preferred Stock is entitled to receive dividends on shares of the Series AA Preferred Stock equal (on an as-if-converted-to-common-stock basis) to and in the same form as dividends actually paid on shares of the common stock. No other dividends will be paid on shares of the Series AA Preferred Stock. Any shares of TTNP Series AA Preferred Stock may, at the option of the holder, be converted at any time into that number of shares of common stock at the conversion price set forth above. Without approval of holders of a majority of the outstanding Series AA Preferred Stock, we may not (a) alter or adversely change the powers, preferences or rights given to the Series AA Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series AA Preferred Stock, (c) increase the number of authorized shares of the Series AA Preferred Stock, (d) enter into or consummate any Fundamental Transaction (as defined in the Series AA Certificate of Designations), or (e) enter into any agreement with respect to any of the foregoing. In the event of any liquidation, dissolution or winding up, the holder of the Series AA Preferred Stock will be entitled to receive out of the assets, whether capital or surplus, the same amount that a holder of common stock would receive if the Series AA Preferred Stock were fully converted to common stock, which amounts shall be paid pari passu with all holders of common stock.

Restricted Shares

In October 2023, we agreed to issue 2,500 restricted shares of our common stock pursuant to a settlement agreement with MDM Worldwide Solutions, Inc. The shares vested immediately. We recorded related expenses of approximately $25,000 during the year ended December 31, 2023.

The following table summarizes restricted stock activity:

	December 31,
	2024	2023
Outstanding at January 1	-	-
Issued	-	2,500
Forfeited or expired	-	-
Released	-	(2,500)
Outstanding at December 31	-	-

As of December 31, 2024, the following warrants to purchase shares of our common stock were outstanding (in thousands, except per share price):

Date Issued	Expiration Date	Exercise Price	Outstanding
08/09/2019	02/09/2025	$642.00	5
01/09/2020	07/09/2025	$150.00	10
10/30/2020	12/01/2025	$60.00	82
01/20/2021	07/20/2026	$71.00	102
02/04/2022	08/04/2027	$22.80	233
			432

Shares Reserved for Future Issuance

As of December 31, 2024, shares of common stock reserved by us for future issuance consisted of the following (in thousands):

Stock options outstanding	79
Shares issuable upon the exercise of warrants	432
511

BSKE Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity	5. Ordinary shares The authorized number of ordinary shares of the Company is 50,000,000 shares with par value of US$0.001 each. As of July 31, 2024, the Company issued one ordinary share.
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity

9.	ORDINARY SHARES

The Group’s authorized share capital is US$ 208,617 (RM580,000) divided into 580,000 ordinary shares with par value of US$0.36 (RM1) each. On July 25, 2024, an investor invested in the Company by subscribing for 80,000 ordinary shares for a total consideration of US$800,000. As of July 31, 2024 and January 1 2025, the Group had 580,000 shares issued and outstanding.

9. ORDINARY SHARES

The Group’s authorized share capital is US$ 208,617 (RM580,000) divided into 580,000 ordinary shares with par value of US$0.36 (RM1) each. As of July 31, 2023, the Group had 500,000 shares issued and outstanding. On July 25, 2024, an investor invested in the Company by subscribing for 80,000 ordinary shares for a total consideration of US$800,000. As of July 31, 2024, the Group had 580,000 shares issued and outstanding.